INTEREST IN JOINT VENTURES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about Joint venture [Abstract]
Provision for Losses on Joint Ventures	$ 2,106,000	$ 2,445,000
Unrecognised share of losses of joint ventures	$ 1,420,000	$ 454,000	$ 12,946,000